Form N-1A Supplement	Oct. 16, 2026
ALPS DISRUPTIVE TECHNOLOGIES ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ALPS ETF TRUST

(the “Trust”)

ALPS Disruptive Technologies ETF (NYSE ARCA: DTEC)

SUPPLEMENT DATED OCTOBER 16, 2026 TO THE SUMMARY PROSPECTUS,

STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MARCH 31, 2026, AS SUPPLEMENTED

Effective December 28, 2026: